Equity (Details) - Schedule of reverse stock split balance sheet - shares	Sep. 30, 2022	Sep. 30, 2021
As stated [Member]
Equity (Details) - Schedule of reverse stock split balance sheet [Line Items]
Common stock Shares Issued	736,609,855	145,713,591
Common stock Shares Outstanding	736,534,476	145,638,212
Treasury Stock	75,379
Proforma Effect [Member]
Equity (Details) - Schedule of reverse stock split balance sheet [Line Items]
Common stock Shares Issued	736,610	145,714
Common stock Shares Outstanding	736,534	145,638
Treasury Stock	75